CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Product	$ 2,596	$ 3,192
Maintenance	2,878	2,619
Total	5,474	5,811
Cost of revenues:
Product	459	1,059
Maintenance	935	938
Gross profit	4,080	3,814
Operating expenses:
General and administrative	2,327	2,546
Sales and marketing	1,404	1,528
Research and development	2,664	2,531
Depreciation and amortization	28	50
Total	6,423	6,655
Loss from operations	(2,343)	(2,841)
Interest expense, net	4,851	1,123
Change in fair value of additional financing obligation		(551)
Change in fair value of derivative liabilities	3,970	(738)
Financing expense
Loss on debt modification		1,100
Other income, net	(25)	(328)
Income (loss) before income taxes	(3,199)	(4,923)
Income tax expense	(19)	126
Net income (loss)	(3,180)	(5,049)
Preferred dividends	(383)	(396)
Net income (loss) available to common shareholders	$ (3,563)	$ (5,445)
Basic income (loss) per common share:
Net income (loss)	$ (0.12)	$ (0.22)
Preferred dividends	$ (0.01)	$ (0.02)
Basic income (loss) per share available to common shareholders	$ (0.13)	$ (0.24)
Basic weighted-average shares	27,316,475	23,175,405
Diluted income (loss) per common share:
Diluted income (loss) per share available to common shareholders	$ (0.13)	$ (0.24)
Diluted weighted-average shares	27,316,475	23,175,405